Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.5%

Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	22,510	$2,095,906

Information Technology - 3.0%
IT Services - 3.0%
InterXion Holding N.V. (Netherlands)*	114,050	9,290,513

Real Estate - 95.8%
REITS - Diversified - 5.7%
Essential Properties Realty Trust, Inc.	157,413	3,606,332
Lexington Realty Trust	274,815	2,816,854
Liberty Property Trust	78,210	4,014,519
STORE Capital Corp.	50,605	1,893,133
VEREIT, Inc.	545,110	5,331,176

		17,662,014

REITS - Health Care - 13.1%
Community Healthcare Trust, Inc.	92,955	4,141,145
HCP, Inc.	183,790	6,548,438
Healthcare Realty Trust, Inc.	137,840	4,617,640
Healthcare Trust of America, Inc. - Class A	84,660	2,487,311
Omega Healthcare Investors, Inc.	77,175	3,225,143
Physicians Realty Trust	281,645	4,999,199
Ventas, Inc.	113,270	8,272,108
Welltower, Inc.	70,810	6,418,926

		40,709,910

REITS - Hotel & Resort - 1.9%
Host Hotels & Resorts, Inc.	162,395	2,807,809
Park Hotels & Resorts, Inc.	46,936	1,171,992
Sunstone Hotel Investors, Inc.	135,130	1,856,686

		5,836,487

REITS - Industrial - 9.4%
Americold Realty Trust	158,620	5,880,044
First Industrial Realty Trust, Inc.	78,185	3,092,999
Plymouth Industrial REIT, Inc.	102,004	1,868,713
Prologis, Inc.	183,575	15,644,261
STAG Industrial, Inc.	95,900	2,827,132

		29,313,149

REITS - Office - 11.0%
Alexandria Real Estate Equities, Inc.	11,970	1,843,859
Boston Properties, Inc.	55,470	7,192,240
Brandywine Realty Trust	415,105	6,288,841
Cousins Properties, Inc.	260,412	9,788,887
Douglas Emmett, Inc.	110,325	4,725,220

Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)

REITS - Office (continued)
Hibernia REIT plc (Ireland)	1,606,740	$2,574,370
Vornado Realty Trust	29,470	1,876,355

		34,289,772

REITS - Residential - 26.7%
American Campus Communities, Inc.	85,320	4,102,186
American Homes 4 Rent - Class A	324,615	8,404,282
Apartment Investment & Management Co. - Class A	124,961	6,515,466
AvalonBay Communities, Inc.	49,195	10,593,159
Camden Property Trust	50,005	5,551,055
Equity LifeStyle Properties, Inc.	33,390	4,460,904
Equity Residential	94,860	8,182,624
Essex Property Trust, Inc.	23,870	7,797,135
Independence Realty Trust, Inc.	223,675	3,200,789
Invitation Homes, Inc.	299,685	8,873,673
Mid-America Apartment Communities, Inc.	24,060	3,128,041
Sun Communities, Inc.	43,495	6,456,833
UDR, Inc.	86,205	4,179,219
UMH Properties, Inc.	110,600	1,557,248

		83,002,614

REITS - Retail - 10.9%
Acadia Realty Trust	52,405	1,497,735
Agree Realty Corp.	32,365	2,367,500
Federal Realty Investment Trust	11,840	1,611,897
Getty Realty Corp	89,995	2,885,240
National Retail Properties, Inc.	81,855	4,616,622
Realty Income Corp.	24,880	1,907,798
Simon Property Group, Inc.	72,265	11,248,047
Urban Edge Properties	202,910	4,015,589
Weingarten Realty Investors	130,355	3,797,241

		33,947,669

REITS - Specialized - 17.1%
Crown Castle International Corp.	35,615	4,950,841
CubeSmart	44,440	1,550,956
Digital Realty Trust, Inc.	41,430	5,378,029
Equinix, Inc.	38,900	22,437,520
Extra Space Storage, Inc.	23,415	2,735,340
Jernigan Capital, Inc.	189,400	3,645,950
Life Storage, Inc.	21,930	2,311,641
National Storage Affiliates Trust	80,540	2,687,620

Investment Portfolio - September 30, 2019

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)

REITS - Specialized (continued)
Public Storage	30,855	$7,567,806

		53,265,703

Total Real Estate		298,027,318

TOTAL COMMON STOCKS
(Identified Cost $244,621,937)		309,413,737

SHORT-TERM INVESTMENT - 0.3%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[1],
(Identified Cost $997,325)	997,325	997,325

TOTAL INVESTMENTS - 99.8%
(Identified Cost $245,619,262)		310,411,062
OTHER ASSETS, LESS LIABILITIES - 0.2%		758,309

NET ASSETS - 100%		$311,169,371

REITS - Real Estate Investment Trusts

*	Non-income producing security.
[1]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$2,095,906	$2,095,906	$—	$—
Information Technology	9,290,513	9,290,513	—	—
Real Estate*	298,027,318	295,452,948	2,574,370	—
Mutual fund	997,325	997,325	—	—

Total assets	$310,411,062	$307,836,692	$2,574,370	$—

* Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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